Average Annual Total Returns - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund	Nov. 29, 2022
Fidelity Stock Selector All Cap Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	23.26%
Past 5 years	18.52%
Past 10 years	16.30%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
WA006
Average Annual Return:
Past 1 year	25.66%
Past 5 years	17.92%
Past 10 years	16.24%